FORECLOSED ASSETS	12 Months Ended
Dec. 31, 2019
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FORECLOSED ASSETS
NOTE 4.	FORECLOSED ASSETS

A summary of foreclosed assets is presented as follows:

	Years Ended December 31,
	2019	2018
Balance, beginning of year	$1,626,500	$1,825,501
Proceeds from sales	(435,526)	(95,056)
Net gain (loss) on sale	(264,774)	8,655
Write-downs	(125,900)	(112,600)

Balance, end of year	$800,300	$1,626,500

Expenses related to foreclosed assets include the following:

	Years Ended December 31,
	2019	2018
Net loss on sales and writedowns of real estate	$390,674	$103,945
Expenses, net of rental income	2,086	7,438

	$392,760	$111,383